UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2015

MFS® MUNICIPAL INCOME TRUST

MFM-SEM

MFS® MUNICIPAL INCOME TRUST

New York Stock Exchange Symbol: MFM

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue – Hospitals	26.1%
Healthcare Revenue – Long Term Care	15.7%
Universities – Colleges	13.3%
Tobacco	9.0%
Miscellaneous Revenue – Other	8.6%
Water & Sewer Utility Revenue	8.5%
Industrial Revenue – Airlines	7.8%
Universities – Secondary Schools	7.0%
Tax Assessment	5.1%
General Obligations – General Purpose	3.6%

Composition including fixed income credit quality (a)(i)
AAA	10.5%
AA	13.2%
A	27.7%
BBB	34.6%
BB	12.7%
B	14.0%
CC	0.3%
Not Rated	26.0%
Cash & Other	(39.0)%

Portfolio facts (i)
Average Duration (d)	10.0
Average Effective Maturity (m)	18.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of 4/30/15.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of 4/30/15.

From time to time Cash & Other may be negative due to the aggregate liquidation value of auction rate preferred shares and variable rate municipal term preferred shares, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets applicable to common shares as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Gary Lasman	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

Geoffrey Schechter	Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations.

Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 139.6%
Issuer	Shares/Par	Value ($)
Alabama - 2.1%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$100,000	$110,717
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	600,000	609,264
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	865,000	942,236
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	410,000	413,866
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	440,000	441,405
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	15,000	9,415
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	170,000	101,475
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	245,000	119,567
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	350,000	118,682
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	660,000	209,675
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	55,000	55,923
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	120,000	126,346
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	160,000	172,778
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	165,000	181,739
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	185,000	207,257
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	275,000	308,814
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	1,135,000	1,149,766
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	290,000	317,704
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	565,000	639,371

		$6,236,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$705,000	$802,220

Arizona - 2.3%
Arizona Transportation Board Highway Rev., “A”, 5%, 7/01/36	$1,290,000	$1,450,502
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	240,000	244,584
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	380,000	381,178
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	345,000	364,365
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	850,000	895,305
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	530,000	546,881
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	310,000	310,961
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	340,000	336,838
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	270,000	305,629
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	430,000	492,088
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	675,000	666,934
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	625,000	625,375
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	225,000	244,681
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	170,000	184,545

		$7,049,866
Arkansas - 0.5%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$60,000	$65,819
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	85,000	93,826
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/35	70,000	76,789
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	920,000	1,026,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	$230,000	$255,705

		$1,518,914
California - 13.1%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$125,000	$145,930
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	525,000	304,007
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,990,000	2,269,575
California Educational Facilities Authority Rev., 5%, 2/01/26	460,000	478,777
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	240,000	267,365
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	650,000	750,971
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	1,295,000	1,540,998
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	365,000	368,460
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,615,000	1,665,404
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,000,000	1,005,330
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	210,000	292,278
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	465,000	630,308
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	65,000	69,672
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	250,000	261,423
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	530,000	616,173
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 1/01/22	695,000	727,443
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	945,000	1,019,532
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	530,000	549,425
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,985,000	2,260,994
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	70,000	75,859

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	$180,000	$190,890
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	190,000	196,090
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/49	100,000	103,730
California State University Rev., “A”, 5%, 11/01/37	1,950,000	2,157,012
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	12,624	0
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	325,000	368,352
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	175,000	191,380
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	370,000	386,447
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	380,000	391,491
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	145,000	155,362
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	105,000	113,640
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	500,000	550,840
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	350,000	351,561
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	995,000	1,073,784
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	1,090,000	1,090,065
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	470,000	551,827
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	585,000	505,200
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	160,000	180,981
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	220,000	220,887
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	375,000	412,031
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	300,000	326,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	$90,000	$95,529
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	505,000	598,162
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	505,000	597,223
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	115,000	125,549
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	70,000	77,444
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	60,000	60,736
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	155,000	156,395
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	180,000	203,692
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	1,280,000	1,488,934
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	145,000	77,265
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,735,000	1,913,306
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	565,000	669,695
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	1,275,000	262,956
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	50,000	54,682
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	1,215,000	1,350,691
State of California, 5.25%, 10/01/28	660,000	771,705
State of California, 5.25%, 9/01/30	1,560,000	1,808,898
State of California, 5.25%, 4/01/35	1,285,000	1,478,277
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	1,750,000	2,041,830
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	195,000	195,464
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	810,000	895,212

		$39,741,476
Colorado - 5.7%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$500,000	$501,835
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	75,000	79,894
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	70,000	77,039
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	70,000	76,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	$130,000	$145,311
Colorado Health Care Facilities Rev. (American Baptist Homes), 8%, 8/01/43	400,000	474,496
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	380,000	382,185
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	375,000	381,979
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	275,000	293,629
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/33	650,000	684,320
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	170,000	191,167
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	1,180,000	1,347,926
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	590,000	672,742
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,735,000	3,914,467
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	1,835,000	1,952,091
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	120,000	128,194
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	175,000	190,626
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	4,115,000	2,282,385
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	125,000	137,728
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	1,310,000	1,495,994
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	1,572,000	1,582,815
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (d)(q)	500,000	110,025
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	101,000	103,547
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	111,000	113,903

		$17,321,221
Connecticut - 0.3%
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	$780,000	$760,851

Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	$180,000	$188,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.2%
District of Columbia Rev. (Kipp, D.C. Charter School), ”A”, 6%, 7/01/43	$200,000	$232,624
District of Columbia Rev. (Kipp, D.C. Charter School), ”A”, 6%, 7/01/33	80,000	93,914
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	350,000	350,032

		$676,570
Florida - 10.0%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$165,000	$181,071
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	410,000	453,091
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	270,000	300,610
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	430,000	430,073
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/36	100,000	107,248
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	440,000	273,922
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	210,000	210,132
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	145,000	149,686
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	70,000	72,357
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	105,000	109,481
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	1,055,000	1,172,094
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	595,000	604,371
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	200,000	201,038
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	375,000	377,059
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	600,000	665,880
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	935,000	1,074,885
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	40,000	40,002

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	$245,000	$266,222
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	335,000	359,917
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	615,000	703,652
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	245,000	278,582
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,285,000	1,489,521
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	295,000	301,658
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	615,000	627,558
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	380,000	396,237
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/41	875,000	968,468
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	540,000	570,883
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	660,000	482,671
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	310,000	341,620
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	270,000	294,818
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	380,000	413,349
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	355,000	350,197
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	525,000	530,969
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	195,000	198,689
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	540,000	565,202
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	1,580,000	2,075,140
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	200,000	213,102
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	115,000	121,358
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	105,529
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	445,000	244,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	$880,000	$884,638
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	275,000	313,255
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	515,000	519,007
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	265,000	307,220
Paseo Community Development District, FL, “B”, 4.875%, 5/01/10 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	350,000	156,023
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	40,000	40,504
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	640,000	645,370
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	105,000	105,606
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	515,000	545,921
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	255,000	282,884
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	385,000	427,620
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	1,565,000	1,755,930
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/10 (d)	165,000	98,998
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	35,000	39,355
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	35,000	38,456
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	70,000	76,522
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	215,000	234,021
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 12/01/20	2,995,000	3,009,017
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	295,000	315,736
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	230,000	245,189
Tampa, FL (University of Tampa Project), 5%, 4/01/40	295,000	320,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	$615,000	$601,488
Trout Creek Community Development District, FL, Capital Improvement Rev. , 5.5%, 5/01/35	335,000	330,601
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	520,000	527,400
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	210,000	115,523
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	80,000	76,650

		$30,336,994
Georgia - 4.9%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$185,000	$203,753
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	185,000	202,888
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	815,000	821,039
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	470,000	473,403
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	710,000	855,351
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	555,000	692,734
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	280,000	282,047
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	85,000	91,840
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	150,000	161,289
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	160,000	170,390
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	1,150,000	1,257,261
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	1,100,000	1,296,383
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	270,000	312,819
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	910,000	1,053,625
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	40,000	46,184
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	1,965,000	2,227,642
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	1,775,000	2,050,019
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	285,000	340,760

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value	($)
Municipal Bonds - continued
Georgia - continued
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/27	$1,000,000	$1,019,830
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	215,000	217,376
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	515,000	544,510
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	640,000	659,014

		$14,980,157
Guam - 0.5%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$620,000	$693,613
Guam Government, “A”, 7%, 11/15/39	170,000	204,097
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	45,000	47,327
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	80,000	86,628
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	80,000	91,712
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	235,000	272,389

		$1,395,766
Hawaii - 0.6%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$105,000	$131,622
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	275,000	342,315
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	750,000	865,155
State of Hawaii, “DZ”, 5%, 12/01/31	335,000	385,458

		$1,724,550
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$405,000	$407,515
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	285,000	286,605

		$694,120
Illinois - 7.9%
Chicago, IL, “A”, AGM, 5%, 1/01/27	$40,000	$41,711
Chicago, IL, “A”, AGM, 5%, 1/01/34	375,000	377,224
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	1,260,000	1,423,850
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	135,000	153,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	$70,000	$79,484
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	270,000	305,645
Chicago, IL, O’Hare International Airport Rev., General Airport Sr. Lien, “A”, 5%, 1/01/22	2,880,000	3,338,870
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	275,000	308,231
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	550,000	614,389
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	105,000	117,094
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	305,000	306,894
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27 (Prerefunded 5/15/20)	300,000	366,996
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27	550,000	593,797
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	500,000	537,450
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	390,000	395,983
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	800,000	827,896
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	485,000	493,458
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	1,270,000	1,270,483
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	55,000	59,145
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	475,000	500,417
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	520,000	525,710
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	945,000	1,160,800
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	360,000	427,388
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	905,000	982,504
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	940,000	1,152,421
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	800,000	864,096

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	$220,000	$222,686
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	360,000	362,344
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	343,000	3
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 5/15/50 (a)(d)	147,000	1
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	415,000	478,860
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	1,215,000	1,407,347
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	880,000	1,030,031
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	2,645,000	3,115,413
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	235,000	252,684

		$24,094,693
Indiana - 4.0%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$440,000	$490,829
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	535,000	601,062
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	370,000	408,143
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	560,000	612,237
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	740,000	755,103
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	185,000	192,256
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	70,000	75,347
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	180,000	188,683
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	300,000	321,903
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	820,000	876,916
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	240,000	255,624
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	790,000	840,299
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	300,000	318,909
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	1,000,000	1,037,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	$1,860,000	$1,964,960
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	435,000	438,676
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	170,000	178,087
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	615,000	747,237
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	1,475,000	1,803,040

		$12,106,771
Iowa - 1.4%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$390,000	$421,266
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	420,000	448,211
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	800,000	821,568
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	250,000	270,398
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	250,000	270,470
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	25,000	26,889
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	500,000	537,595
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	1,635,000	1,557,599

		$4,353,996
Kansas - 0.9%
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	$315,000	$322,132
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	345,000	388,836
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	100,000	101,291
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	592,000	598,624
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	40,000	40,719
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	120,000	121,890
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	30,000	31,649
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	465,000	507,059

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	$85,000	$85,016
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	360,000	399,946

		$2,597,162
Kentucky - 1.1%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$570,000	$653,693
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	330,000	338,993
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	200,000	206,722
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	250,000	283,748
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	200,000	227,896
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	1,095,000	1,251,662
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	400,000	455,256

		$3,417,970
Louisiana - 3.1%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$595,000	$695,478
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	375,000	436,823
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	170,000	169,794
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	650,000	648,219
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,000,000	1,108,710
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	610,000	731,909
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	460,000	469,559
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	365,000	369,157

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	$1,100,000	$1,143,769
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	1,115,000	1,208,972
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	435,000	474,315
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	185,000	201,408
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	455,000	515,133
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	1,165,000	1,261,124

		$9,434,370
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$705,000	$734,448

Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$265,000	$282,384
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	715,000	772,936
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	195,000	213,176
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	475,000	532,280

		$1,800,776
Massachusetts - 10.6%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$460,000	$525,168
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	1,270,000	1,322,121
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	620,000	620,397
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	239,410	231,275
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	59,939	57,404
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	15,996	13,673
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	79,566	491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	$175,000	$189,168
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	275,000	298,606
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	110,000	128,586
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	915,000	940,144
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	1,785,000	1,843,441
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	165,000	194,350
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	540,000	569,781
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 7/01/38 (u)	20,000,000	21,890,800
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	220,000	227,172
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	315,000	325,089
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	1,370,000	1,595,803
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/39	885,000	997,253
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	65,000	71,265
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	65,000	71,609

		$32,113,596
Michigan - 3.2%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,845,000	$2,167,174
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	1,120,000	1,202,846
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	185,000	190,966
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	25,000	25,692
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	55,000	57,947
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	75,000	78,809

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	$320,000	$351,798
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	2,000,000	2,249,960
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	1,060,000	1,148,987
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	1,595,000	1,971,229
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	65,000	70,997
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	75,000	84,287
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	55,000	59,936
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	160,000	173,958

		$9,834,586
Minnesota - 0.1%
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	$120,000	$137,212
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	240,000	273,677

		$410,889
Mississippi - 1.5%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$2,000,000	$2,517,920
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	195,000	219,788
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/37 (d)(q)	1,080,000	756,950
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	275,000	315,513
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	710,000	816,841

		$4,627,012
Missouri - 0.3%
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	$665,000	$710,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	$170,000	$180,377

		$890,491
National - 0.8%
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/52 (n)	$2,000,000	$2,270,920

Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$635,000	$715,931
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18 (Prerefunded 1/01/16)	165,000	170,250

		$886,181
Nevada - 0.2%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/35	$265,000	$264,308
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	205,000	205,154

		$469,462
New Hampshire - 0.5%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$1,110,000	$1,253,456
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	130,000	130,940

		$1,384,396
New Jersey - 7.4%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$430,000	$432,748
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,840,000	2,233,318
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	80,000	82,782
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	155,000	161,620
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	140,000	152,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	$180,000	$192,816
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	60,000	63,437
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	715,000	728,328
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	420,000	464,495
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	70,000	81,154
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	70,000	77,984
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	210,000	233,619
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,205,000	1,269,877
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	910,000	1,001,282
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	910,000	996,987
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	250,000	280,873
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	1,095,000	1,250,413
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	1,065,000	1,329,567
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	590,000	651,118
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	5,355,000	5,361,158
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	3,025,000	2,332,517
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	2,190,000	1,711,463
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	5,485,000	1,337,133
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	75,000	17,468

		$22,444,810

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.8%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$1,840,000	$2,046,779
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	75,000	75,236
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	440,000	423,641

		$2,545,656
New York - 10.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$230,000	$267,591
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5.25%, 7/01/35	55,000	61,672
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/40	55,000	59,651
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	365,000	356,722
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	375,000	380,153
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	430,000	460,083
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	1,060,000	1,105,622
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	710,000	750,577
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	620,000	713,155
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/34	1,670,000	1,894,498
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	1,345,000	1,487,328
New York Environmental Facilities, “C”, 5%, 5/15/41	1,860,000	2,067,390
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,140,000	1,187,390
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	845,000	926,906
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	530,000	640,897
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	1,065,000	1,213,887
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	1,440,000	1,640,621
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	514,262	535,907
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 8/01/25	5,485,000	5,936,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	$1,025,000	$1,111,264
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	310,000	311,736
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 7/01/17	390,000	390,195
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	1,825,000	1,891,229
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	65,000	69,898
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	70,000	75,020
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	495,000	506,944
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	265,000	283,812
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	150,000	169,184
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	260,000	298,995
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	485,000	570,486
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	550,000	646,943
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	775,000	806,256
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	455,000	460,110
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	400,000	401,884
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	1,330,000	1,320,344

		$31,000,875
North Carolina - 0.2%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	$130,000	$141,215
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	165,000	172,950
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	100,000	104,740
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	65,000	65,236
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	195,000	220,268

		$704,409

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - 6.0%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/42	$560,000	$622,171
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	350,000	376,422
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,935,000	1,633,604
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	1,580,000	1,317,941
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	1,275,000	1,048,675
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	4,400,000	3,901,876
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	260,000	298,865
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	235,000	271,594
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	120,000	122,045
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 5/15/35	700,000	733,502
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 5/15/24	1,130,000	1,130,192
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	1,520,000	1,724,182
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	450,000	469,125
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	220,000	226,565
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	450,000	462,974
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	1,125,000	1,216,103
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	90,000	97,015
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	210,000	213,673
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	235,000	237,308
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	290,000	304,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	$595,000	$637,786
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	85,000	96,608
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	105,000	105,065
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	815,000	819,580

		$18,067,400
Oklahoma - 1.5%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$520,000	$608,338
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	300,000	312,876
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	175,000	181,965
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	1,395,000	1,445,834
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	595,000	614,861
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	105,000	111,859
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	345,000	372,203
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	920,000	999,608

		$4,647,544
Oregon - 0.3%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$150,000	$160,496
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	190,000	205,846
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	30,000	33,209
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	170,000	185,218
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.4%, 10/01/44	160,000	176,112
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.5%, 10/01/49	210,000	232,392

		$993,273
Pennsylvania - 6.0%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$160,000	$170,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	$685,000	$725,189
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	170,000	173,232
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	225,000	227,779
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	150,000	154,479
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	265,000	283,436
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	65,000	69,430
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	250,000	274,190
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	740,000	766,662
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	1,360,000	1,500,597
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	650,000	713,135
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	65,000	68,515
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	40,000	41,977
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	45,000	48,924
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	60,000	63,988
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	2,195,000	2,456,293
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,850,000	663,780
Luzerne County, PA, AGM, 6.75%, 11/01/23	820,000	986,952
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	1,230,000	1,276,519
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	565,000	605,861
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	1,110,000	1,126,428
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	85,000	97,974

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	$200,000	$218,992
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	1,475,000	1,603,945
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	100,000	101,182
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	645,000	709,242
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	155,000	167,904
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	295,000	330,704
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	445,000	454,065
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	755,000	772,259
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	155,000	175,276
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	270,000	313,052
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	100,000	112,234
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	290,000	328,938
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	260,000	298,412
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	60,000	64,193
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	100,000	105,038

		$18,251,672
Puerto Rico - 0.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$115,000	$115,108
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	15,000	15,974
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	55,000	56,170
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	125,000	129,216
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	30,000	31,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	$25,000	$26,437
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	10,000	10,270
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	10,000	9,999
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	25,000	25,547
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	45,000	45,402
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	820,000	778,295
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	90,000	90,553
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	60,000	60,110
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	30,000	28,354
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	100,000	97,695
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	120,000	115,445
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	195,000	176,853
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	75,000	65,481
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	110,000	93,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	$70,000	$56,890
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	28,396
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	1,210,000	815,225

		$2,871,888
South Carolina - 1.4%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$95,000	$95,656
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	445,000	447,848
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	905,000	971,662
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	367,169	372,743
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	211,770	208,488
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	157,358	15,357
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	143,608	14,015
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	105,000	107,778
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	525,000	585,848
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	1,300,000	1,450,670

		$4,270,065
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$420,000	$467,683

Tennessee - 7.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$195,000	$210,015
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	1,710,000	1,886,694
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	750,000	749,918
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	365,000	415,932

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	$380,000	$393,509
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 11/15/40 (u)	12,500,000	13,734,250
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	1,115,000	1,156,656
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	510,000	589,764
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	80,000	93,378
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	560,000	658,420
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	905,000	1,067,909
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	450,000	514,539

		$21,470,984
Texas - 10.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$215,000	$227,029
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	170,000	178,094
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	330,000	340,190
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	290,000	294,272
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (d)(q)	3,400,000	34
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	2,000,000	2,247,480
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	75,000	80,232
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	2,150,000	2,182,401
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	170,000	204,005
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	130,000	146,461
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	915,000	982,079
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	275,000	329,346
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	570,000	659,063
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	350,000	405,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$720,000	$793,217
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	1,515,000	1,664,621
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	245,000	260,308
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.03%, 10/01/29 (Put Date 3/01/17)	800,000	812,984
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	440,000	457,706
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	405,000	424,152
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	224,775	2
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	1,205,000	377,032
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	510,000	564,172
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	610,000	740,540
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	205,000	229,053
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	30,000	33,340
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	75,000	83,159
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	125,000	36,626
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	315,000	70,670
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	265,000	305,028
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	470,000	548,011
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	1,455,000	1,542,969
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	325,000	344,812
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	700,000	760,711
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	250,000	275,918

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	$90,000	$90,802
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	365,000	437,011
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	110,000	119,585
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	525,000	599,891
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	50,000	54,703
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	45,000	48,348
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	120,000	127,598
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	275,000	300,119
North Texas Tollway Authority Rev., 6%, 1/01/38	1,505,000	1,764,296
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,110,000	1,270,950
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,920,000	1,926,528
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	195,000	227,914
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	360,000	423,014
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	265,000	315,623
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	45,000	45,073
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27	955,000	523,369
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29	965,000	474,558
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	115,000	125,804
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	100,000	100,603

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	$780,000	$854,864
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	1,500,000	1,483,545
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	110,000	116,170
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	60,000	63,321
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	345,000	354,746
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	240,000	262,891
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	280,000	347,105
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	225,000	273,015
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	245,000	286,648
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	370,000	429,296
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	460,000	464,195

		$32,513,246
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$395,000	$449,467

Utah - 1.4%
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 13.106%, 5/15/20 (p)	$600,000	$606,600
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	770,000	878,093
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 7/15/35 (Prerefunded 7/15/18)	830,000	1,000,449
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	495,000	497,757
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	1,255,000	1,288,860

		$4,271,759

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$15,000	$17,447
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	235,000	235,501
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	30,000	33,081
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	335,000	340,919

		$626,948
Virginia - 2.2%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$790,000	$824,847
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	196,784	8,855
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	130,000	129,184
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	315,000	323,521
Richmond, VA, Public Improvement, “A”, 5%, 3/01/23	2,630,000	3,216,069
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	765,000	883,460
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,225,000	1,335,691
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 3/01/19 (a)(d)	1,798,697	18
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	673,309	7

		$6,721,652
Washington - 2.6%
King County, WA, Sewer Rev., 5%, 1/01/40	$2,750,000	$3,085,775
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,500,000	1,723,875
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood), GNMA, 5%, 5/20/25	55,000	55,023
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 11/20/37	55,000	55,004
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	1,400,000	1,512,252
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	540,000	589,993
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	775,000	775,388

		$7,797,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.5%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$75,000	$83,264
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	150,000	165,591
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	235,000	242,041
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	905,000	947,426

		$1,438,322
Wisconsin - 2.4%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$320,000	$363,216
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	95,000	105,712
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	1,135,000	1,169,402
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/20	105,000	108,999
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/25	65,000	69,096
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	105,000	106,796
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	150,000	149,580
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	355,000	350,836
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	260,000	267,155
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	240,000	251,798
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	225,000	237,938
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	265,000	284,083
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	160,000	161,350
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	270,000	299,900
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	560,000	624,081
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	2,560,000	2,712,320

		$7,262,262
Total Municipal Bonds (Identified Cost, $397,593,343)		$423,672,010

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.3%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	4,069,935	$4,069,935
Total Investments (Identified Cost, $401,663,278)		$427,741,945

Other Assets, Less Liabilities - (3.4)%		(10,393,457)
ARPS, at liquidation value (issued by the fund) - (2.4)%		(7,275,000)
VMTPS, at liquidation value (issued by the fund) - (35.1)%		(106,475,000)
Net assets applicable to common shares - 100.0%		$303,598,488

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,588,157 representing 1.5% of net assets applicable to common shares.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/15

Futures Contracts Outstanding at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivative
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	53	$8,458,469	June - 2015	$126,693

At April 30, 2015, the fund had cash collateral of $180,200 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted Cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $397,593,343)	$423,672,010
Underlying affiliated funds, at cost and value	4,069,935
Total investments, at value (identified cost, $401,663,278)	$427,741,945
Restricted cash	180,200
Receivables for
Daily variation margin on open futures contracts	14,906
Investments sold	378,165
Interest	6,859,477
Deferred VMTPS offering costs	89,281
Other assets	28,302
Total assets	$435,292,276
Liabilities
Payables for
Distributions on common shares	$80,781
Distributions on ARPS	98
Investments purchased	1,315,926
Interest expense and fees	144,134
Payable to the holders of the floating rate certificates from trust assets	16,284,537
Payable to affiliates
Investment adviser	17,065
Transfer agent and dividend disbursing costs	1,927
Payable for independent Trustees’ compensation	29,268
Accrued expenses and other liabilities	70,052
VMTPS, at liquidation value	106,475,000
Total liabilities	$124,418,788
ARPS, at liquidation value	$7,275,000
Net assets applicable to common shares	$303,598,488
Net assets consist of
Paid-in capital - common shares	$300,670,382
Unrealized appreciation (depreciation) on investments	26,205,360
Accumulated net realized gain (loss) on investments	(26,298,524)
Undistributed net investment income	3,021,270
Net assets applicable to common shares	$303,598,488
ARPS, at liquidation value (157 shares of Series T and 134 shares of Series TH issued and outstanding at $25,000 per share)	$7,275,000
VMTPS, at liquidation value (4,259 shares of Series 2016/9 issued and outstanding at $25,000 per share)	106,475,000
Total preferred shares	$113,750,000
Net assets including preferred shares	$417,348,488
Common shares of beneficial interest issued and outstanding	41,187,631
Net asset value per common share (net assets of $303,598,488 / 41,187,631 shares of beneficial interest outstanding)	$7.37

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$11,289,102
Dividends from underlying affiliated funds	2,299
Total investment income	$11,291,401
Expenses
Management fee	$1,502,763
Transfer agent and dividend disbursing costs	25,395
Administrative services fee	38,458
Independent Trustees’ compensation	20,702
Stock exchange fee	18,377
ARPS service fee	4,412
Custodian fee	19,957
Shareholder communications	21,979
Audit and tax fees	40,793
Legal fees	2,998
Amortization of VMTPS offering costs	32,022
Interest expense and fees	733,835
Miscellaneous	44,495
Total expenses	$2,506,186
Fees paid indirectly	(23)
Net expenses	$2,506,163
Net investment income	$8,785,238
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$1,087,447
Futures contracts	(688,697)
Net realized gain (loss) on investments	$398,750
Change in unrealized appreciation (depreciation)
Investments	$(113,373)
Futures contracts	237,665
Net unrealized gain (loss) on investments	$124,292
Net realized and unrealized gain (loss) on investments	$523,042
Distributions declared to shareholders of ARPS	$(4,016)
Change in net assets from operations	$9,304,264

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/15 (unaudited)	Year ended 10/31/14
From operations
Net investment income	$8,785,238	$16,867,086
Net realized gain (loss) on investments	398,750	(2,078,896)
Net unrealized gain (loss) on investments	124,292	28,420,344
Distributions declared to shareholders of ARPS	(4,016)	(7,987)
Change in net assets from operations	$9,304,264	$43,200,547
Distributions declared to common shareholders
From net investment income	$(8,072,776)	$(16,783,961)
Total change in net assets	$1,231,488	$26,416,586
Net assets applicable to common shares
At beginning of period	302,367,000	275,950,414
At end of period (including undistributed net investment income of $3,021,270 and $2,312,824, respectively)	$303,598,488	$302,367,000

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/15 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$9,304,264
Distributions to shareholders of ARPS	4,016
Change in net assets from operations excluding distributions declared to shareholders of ARPS	$9,308,280
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(41,746,529)
Proceeds from disposition of investment securities	43,322,605
Payments for futures contracts	(688,697)
Purchases of short-term investments, net	(1,551,675)
Realized gain/loss on investments	(1,087,447)
Realized gain/loss on futures contracts	688,697
Unrealized appreciation/depreciation on investments	113,373
Net amortization/accretion of income	(273,803)
Amortization of VMTPS offering costs	32,022
Decrease in interest receivable	40,879
Decrease in accrued expenses and other liabilities	(46,023)
Decrease in receivable for daily variation margin on open futures contracts	22,594
Increase in restricted cash	(24,200)
Increase in other assets	(22,205)
Decrease in payable for interest expense and fees	(8,524)
Net cash provided by operating activities	$8,079,347
Cash flows from financing activities:
Cash distributions paid on common shares	(8,075,394)
Cash distributions paid on ARPS	(3,953)
Net cash used by financing activities	$(8,079,347)
Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the six months ended April 30, 2015 for interest was $742,359.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Common Shares			2014		2013		2012	2011	2010

Net asset value, beginning of period	$7.34		$6.70		$7.49		$6.62	$6.89	$6.54
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41		$0.43		$0.47	$0.52	$0.53
Net realized and unrealized gain (loss) on investments	0.02		0.64		(0.78)		0.77	(0.28)	0.33
Distributions declared to shareholders of ARPS	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.01)	(0.01)	(0.01)
Total from investment operations	$0.23		$1.05		$(0.35)		$1.23	$0.23	$0.85
Less distributions declared to common shareholders
From net investment income	$(0.20)		$(0.41)		$(0.44)		$(0.49)	$(0.50)	$(0.50)
Net increase resulting from tender and repurchase of ARPS	$—		$—		$—		$0.13	$—	$—
Net asset value, end of period (x)	$7.37		$7.34		$6.70		$7.49	$6.62	$6.89
Market value, end of period	$6.71		$6.53		$6.28		$7.81	$6.88	$7.23
Total return at market value (%) (p)	5.80	(n)	10.74		(14.31)		21.52	2.85	21.01
Total return at net asset value (%) (j)(r)(s)(x)	3.38	(n)	16.68		(4.67)		20.94 (y)	3.84	13.56
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.66	(a)	1.74		1.73		1.42	1.44	1.43
Expenses after expense reductions (f)(p)	N/A		1.73		1.73		1.42	1.42	1.43
Net investment income (p)	5.81	(a)	5.85		6.02		6.70	7.97	7.87
Portfolio turnover	9	(n)	14		22		22	22	13
Net assets at end of period (000 omitted)	$303,598		$302,367		$275,950		$308,011	$271,034	$280,211
Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.17	(a)	1.21		1.20		1.25	1.38	1.39
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.85	(a)	0.87		0.87		0.89	0.97	0.98
Net investment income available to common shares	5.80		5.85		6.02		6.62	7.83	7.70

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)	Years ended 10/31
		2014	2013	2012	2011	2010

Senior Securities:
ARPS	291	291	291	291	4,550	4,550
VMTPS	4,259	4,259	4,259	4,259	—	—
Total preferred shares outstanding	4,550	4,550	4,550	4,550	4,550	4,550
Asset coverage per preferred share (k)	$91,725	$91,454	$85,648	$92,695	$84,568	$86,585
Involuntary liquidation preference per preferred share (m)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS and VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets and interest expense paid to shareholders of VMTPS. For the year ended October 31, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of a portion of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions on ARPS and accrued interest on VMTPS.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended October 31, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended October 31, 2012 would have been lower by 1.70%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects

Notes to Financial Statements (unaudited) – continued

that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

In April 2015, FASB issued Accounting Standards Update 2015-03, Interest – Imputation of Interest (Topic 835-30) – Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). For entities that issue debt which is carried at an amount other than fair value, ASU 2015-03 changes the accounting for debt issuance costs. Although still evaluating the potential impacts of ASU 2015-03, management expects that the effects of the fund’s adoption will be limited to the reclassification of any unamortized debt issuance costs on the fund’s Statement of Assets and Liabilities and the modification of related accounting policy financial statement disclosures. ASU 2015-03 will first be effective for annual reporting periods beginning after December 15, 2015, and interim periods within those annual periods.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$423,672,010	$—	$423,672,010
Mutual Funds	4,069,935	—	—	4,069,935
Total Investments	$4,069,935	$423,672,010	$—	$427,741,945

Other Financial Instruments
Futures Contracts	$126,693	$—	$—	$126,693

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

Notes to Financial Statements (unaudited) – continued

Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$126,693

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(688,697)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$237,665

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives

Notes to Financial Statements (unaudited) – continued

(i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are

Notes to Financial Statements (unaudited) – continued

referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At April 30, 2015, the fund’s payable to the holders of the floating rate certificates from trust assets was $16,284,537 and the interest rate on the floating rate certificates issued by the trust was 0.11%. For the six months ended April 30, 2015, the average payable to the holders of the floating rate certificates from trust assets was $16,267,269 at a weighted average interest rate of 0.05%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended April 30, 2015, interest expense and fees related to self-deposited inverse floaters were $42,983 and are included in “Interest expense and fees” in the Statement of Operations. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all

Notes to Financial Statements (unaudited) – continued

or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, secured borrowings, and non-deductible expenses that result from the treatment of VMTPS as equity for tax purposes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains)	$626,669
Tax-exempt income	17,581,056
Total distributions	$18,207,725

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$382,925,271
Gross appreciation	35,083,407
Gross depreciation	(6,551,270)
Net unrealized appreciation (depreciation)	$28,532,137

As of 10/31/14
Undistributed ordinary income	289,983
Undistributed tax-exempt income	2,592,838
Capital loss carryforwards	(28,954,395)
Other temporary differences	(555,545)
Net unrealized appreciation (depreciation)	28,323,737

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2014, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
10/31/16	$(3,401,503)
10/31/17	(6,820,113)
10/31/18	(7,829,561)
10/31/19	(5,299,510)
Total	$(23,350,687)

Post-enactment losses which are characterized as follows:
Short-Term	$(2,877,789)
Long-Term	(2,725,919)
Total	$(5,603,708)

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average weekly net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares) and 6.32% of gross income. Gross income is calculated based on tax elections that generally include the amortization of premium and exclude the accretion of discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) other than the auction rate preferred shares service fee such that fund operating expenses do not exceed 0.90% annually of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2015. For the six months ended April 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2015, these fees paid to MFSC amounted to $6,719.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0185% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,512 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $24,256 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $558 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $36,840,060 and $40,304,247, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended April 30, 2015 and the year ended October 31, 2014, the fund did not repurchase any shares. During the six months ended April 30, 2015, there were no transactions in fund shares.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements

Notes to Financial Statements (unaudited) – continued

with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $522 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,518,260	42,088,343	(40,536,668)	4,069,935

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,299	$4,069,935

(8) Preferred Shares

The fund has 157 shares issued and outstanding of Auction Rate Preferred Shares (ARPS), series T, and 134 shares of ARPS, series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the ARPS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on ARPS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on ARPS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for ARPS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended April 30, 2015, the ARPS dividend rates ranged from 0.08% to 0.18% for series T and from 0.09% to 0.16% for series TH. For the six months ended April 30, 2015, the average dividend rate was 0.12% for series T and 0.11% for series TH. These developments with respect to ARPS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been.

Notes to Financial Statements (unaudited) – continued

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the ARPS. The service fee is equivalent to 0.25% of the applicable ARPS liquidation value while the ARPS auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The outstanding ARPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The ARPS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied.

In addition to ARPS, the fund has 4,259 shares issued and outstanding of Variable Rate Municipal Term Preferred Shares (VMTPS), series 2016/9. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of September 30, 2016 unless extended through negotiation with the private investors. There is no assurance that the term of the VMTPS will be extended or that the VMTPS will be replaced with any other preferred shares or other form of leverage upon the redemption of the VMTPS. Six months prior to the term redemption date of the VMTPS, the fund is required to begin to segregate liquid assets with the fund’s custodian to fund the redemption. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association Municipal Swap Index. During the six months ended April 30, 2015, the VMTPS dividend rates ranged from 1.27% to 1.36%. For the six months ended April 30, 2015, the average dividend rate was 1.28%.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended April 30, 2015, interest expense related to VMTPS amounted to $690,852 and is included in “Interest expense and fees” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs which have been deferred and are being amortized into expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value which approximates its fair value and its fair value would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in VMTPS, there are investment-related requirements that are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the ARPS and the VMTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”). Such restrictions may limit the investment flexibility that might otherwise be pursued by the fund if the VMTPS were not outstanding.

Notes to Financial Statements (unaudited) – continued

The fund is required to maintain certain asset coverage with respect to the ARPS and VMTPS as defined in the fund’s governing documents and the 1940 Act and, as such, is not permitted to declare common share dividends unless the fund’s ARPS and VMTPS have a minimum asset coverage ratio of 200% after declaration of the common share dividends. With respect to the payment of dividends and as to the distribution of assets of the fund, ARPS and VMTPS rank on parity with each other, and are both senior in priority to the fund’s outstanding common shares. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, including ARPS and VMTPS, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the rating agencies that rate the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Municipal Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Municipal Income Trust (the “Fund”), including the portfolio of investments, as of April 30, 2015, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the six-month period ended April 30, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2014, and the financial highlights for each of the five years in the period ended October 31, 2014, and in our report dated December 16, 2014, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFM

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Municipal Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/14-11/30/14	0	N/A	0	4,118,763
12/01/14-12/31/14	0	N/A	0	4,118,763
1/01/15-1/31/15	0	N/A	0	4,118,763
2/01/15-2/28/15	0	N/A	0	4,118,763
3/01/15-3/31/15	0	N/A	0	4,118,763
4/01/15-4/30/15	0	N/A	0	4,118,763
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 4,118,763.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.